Intangible Assets other than Goodwill (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)		Dec. 31, 2017 AUD ($)	Dec. 31, 2016 AUD ($)
ERP system and others [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 1,135		₩ 506
Remaining amortisation period of intangible assets material to entity	3 years and 2 months ~ 3 years and 4 months		11 months ~ 1 year and 11 months
SCADA O/S (POWERON RELIANCE) [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value			₩ 4,206
Remaining amortisation period of intangible assets material to entity			3 years and 1 month
AMI GATEWAY S/W [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 3,528
Remaining amortisation period of intangible assets material to entity	3 years and 2 months
Smart technology verification and standard design project conducting right [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 11,724		₩ 5,750
Remaining amortisation period of intangible assets material to entity	4 years and 9 months		5 years and 9 months
Mining right of Bylong mine [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value | $					$ 401,225	$ 401,225
Remaining amortisation period of intangible assets material to entity	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.	[1]	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.	[2]
Development of maintenance system for utility plant [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value			₩ 518
Remaining amortisation period of intangible assets material to entity			11 months
Electricity sales information system [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 29,391
Remaining amortisation period of intangible assets material to entity	4 years 3 months
Contributions to ARP NRC DC [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 46,458		₩ 41,190
Remaining amortisation period of intangible assets material to entity	-		-
Dangjin power plant load facility usage right [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 20,463		₩ 26,759
Remaining amortisation period of intangible assets material to entity	3 years 3 months		4 years and 3 months
Sejong Haengbogdosi sharing charge [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 40,460		₩ 44,502
Remaining amortisation period of intangible assets material to entity	8 years and 11 months		9 years and 11 months
Occupancy and use of public waters [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 103,269
Remaining amortisation period of intangible assets material to entity	18 years 11 months
Sillim electricity supply facility usage right [Member]
Disclosure of intangible assets material to entity [Line Items]
Carrying value			₩ 2,196
Remaining amortisation period of intangible assets material to entity			4 years and 11 months

[1]	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.
[2]	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.